Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not coordinate the timing of share‑based grants with the release of material non‑public information. The Compensation Committee approves all equity awards to our named executive officers on or before the grant date.
The Committee approves its annual equity grants following completion of its annual executive compensation review at its regularly scheduled executive compensation meeting, which occurs at the beginning of the following fiscal year. The effective date for annual share‑based grants is determined at each meeting and is generally the date of such meeting or shortly thereafter. The Committee generally establishes the date for its regularly scheduled meeting at least a year in advance.
Annual equity awards are typically granted in February. On occasion, the Compensation Committee may approve equity awards outside of the annual grant cycle for new hires, promotions, recognition, retention, or other purposes.
While the Compensation Committee has discretionary authority to approve equity awards outside of the annual cycle, the Committee does not have a practice or policy of granting equity awards in anticipation of the release of material non‑public information and does not time the release of material non‑public information in coordination with equity award grants in a manner intended to affect the value of executive compensation. The Committee has not granted stock options or stock appreciation rights in recent years.

Award Timing Method
The Committee approves its annual equity grants following completion of its annual executive compensation review at its regularly scheduled executive compensation meeting, which occurs at the beginning of the following fiscal year. The effective date for annual share‑based grants is determined at each meeting and is generally the date of such meeting or shortly thereafter. The Committee generally establishes the date for its regularly scheduled meeting at least a year in advance.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
While the Compensation Committee has discretionary authority to approve equity awards outside of the annual cycle, the Committee does not have a practice or policy of granting equity awards in anticipation of the release of material non‑public information and does not time the release of material non‑public information in coordination with equity award grants in a manner intended to affect the value of executive compensation. The Committee has not granted stock options or stock appreciation rights in recent years.

MNPI Disclosure Timed for Compensation Value	false